NET GAIN ON SECURITIES	12 Months Ended
Dec. 31, 2021
NET GAIN ON SECURITIES [Abstract]
NET GAIN ON SECURITIES
24	NET GAIN ON SECURITIES

This item consists of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Net gain in associates (i)	74,021	64,672	79,844
Net gain on investments at fair value with changes in other comprehensive income (ii)	65,976	291,944	317,862
Net (loss) gain on investments at fair value through profit or loss (iii)	(102,761)	221,060	147,582
(Provision) recovery of credit loss for investments at fair value with changes in other comprehensive income (iv), note 6(b)	(6,816)	(52,263)	745
Others	(1,770)	(2,331)	781
Total	28,650	523,082	546,814

(i)	It mainly includes the gain of its associated “Entidad Prestadora de Salud” for approximately S/54.0 million during the year 2021 (S/60.0 million during the year 2020).

(ii)	The result on investments at fair value through other comprehensive income is due to the net effect mainly from the following subsidiaries:

-	Banco de Crédito del Perú obtained a net loss of approximately S/87.8 million (during the year 2020, net profit of approximately S/161.4 million).

-	Credicorp Capital S.A. Corredores de Bolsa obtained a net loss of approximately S/2.8 million (during the year 2020, net profit of approximately S/11.8 million).

-	Pacifico obtained a net profit of approximately S/20.6 million (during the year 2020, net profit of approximately S/28.9 million).

-	Credicorp Capital Colombia S.A. obtained a net profit of approximately S/51.7 million (during the year 2020, net profit of approximately S/40.8 million).

-	ASB Bank Corp. obtained a net profit of approximately S/44.0 million (during the year 2020, net profit of approximately S/12.4 million).

-	Banco de Crédito de Bolivia obtained a net profit of approximately S/16.6 million (during the year 2020, net profit of approximately S/17.8 million).

(iii)	The result on investments at fair value through profit or loss is due to the net effect mainly from the following subsidiaries:

-
ASB Bank Corp. obtained a net loss of approximately S/45.9 million (during the year 2020, net profit of approximately S/146.3 million which corresponds mainly to the value fluctuation of the shares held in Royalty Pharma plc).

-	Credicorp Capital Colombia S.A. obtained a net loss of approximately S/46.9 million (during the year 2020, net profit of approximately S/93.1 million).

-	Atlantic Security Private Equity General Partner obtained a net profit of approximately S/17.1 million (during the year 2020, net loss of approximately S/47.0 million).

(iv)
As a result of the assessment of the impairment, during 2021 corresponds mainly to the net effect recorded mainly by the following subsidiaries: (i) impairment of S/11.3 million by Pacífico Seguros, (ii) recovery of impairment of S/3.9 million by Banco de Crédito del Perú, and (iii) recovery of impairment of S/0.8 million by Banco de Crédito de Bolivia. The result during 2020, corresponds to impairment recorded mainly by the following subsidiaries: (i) S/28.8 million by Pacífico Seguros, (ii) S/10.7 million by Banco de Crédito de Perú, and (iii) S/8.9 million by Banco de Crédito de Bolivia, due mainly to COVID-19. See more details of the impact of COVID-19 in Note 2(b).